RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Key Managment
Related party transactions
Cash compensation - Salaries, short-term incentives, and other benefits	$ 7.3	$ 8.6
Long-term incentives, including share-based payments	8.5	9.3
Termination and post-retirement benefits	10.2
Total compensation paid to key management personnel	26.0	17.9
Puren
Related party transactions
Dividends received	$ 0.0	$ 0.0